Financial risk management - Treasury credit risk (Details) £ in Millions	Mar. 31, 2018 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 1,853
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Triple ‘A’ range institutions and non G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,011
Double ‘A’ G7 sovereign entities (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,685
Bottom of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	843
Bottom of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	337
Top of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	674
Top of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	236
Long-term limit £m | Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	927
Long-term limit £m | Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	0
Long-term limit £m | Triple ‘A’ range institutions and non G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	506
Long-term limit £m | Double ‘A’ G7 sovereign entities (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	843
Long-term limit £m | Bottom of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	337
Long-term limit £m | Bottom of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	118
Long-term limit £m | Top of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	421
Long-term limit £m | Top of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 169